U.S. Bancorp (Parent Company) (Details Textual) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Parent Company Information (Textual) [Abstract]
Loan Limits to the company or Individual affiliate	10.00%
Maximum limit of loans to the Company and all affiliates	20.00%
Dividends available to the parent company	$ 6.6